Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

17. INCOME TAXES

The Company’s effective income tax rate was 0% for each of the six months ended June 30, 2026 and 2025. The Company is a Cayman Islands exempted company and is not subject to income tax in the Cayman Islands. Its operating subsidiaries are subject to tax in the United Kingdom, Ghana, Ireland, the United Arab Emirates and the United States. No income tax expense or benefit was recorded for the six months ended June 30, 2026 or 2025 because the Company incurred losses in each taxing jurisdiction in which it operates and continues to maintain a full valuation allowance against its net deferred tax assets. The Company had no material uncertain tax positions at June 30, 2026 or December 31, 2025.

The valuation allowance relates to deferred tax assets for certain items that will be deductible for income tax purposes under very limited circumstances and for which the Company believes it is not more likely than not that it will realize the associated tax benefit. However, in the event that the Company determines that it would be able to realize more or less than the recorded amount of net deferred tax assets, an adjustment to the deferred tax asset valuation allowance would be recorded in the period such a determination is made. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax planning strategies in making this assessment. Based upon the levels of historical taxable income, projections of future taxable income and the reversal of deferred tax liabilities over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not that the Company will not realize the benefits of its net deferred tax assets. Accordingly, the Company continued to record a full valuation allowance against its net deferred tax assets at June 30, 2026 and December 31, 2025.

The Company recognizes interest and penalties relating to uncertain tax positions in income tax expense. No amounts were recorded for the six months ended June 30, 2026 or 2025.

The Company files income tax returns as prescribed by tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and local jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. The Company has no open income tax audits with any taxing authority as of June 30, 2026. The Company remains subject to income tax examination by domestic and foreign tax authorities for the years 2024 through 2026.

20. INCOME TAXES

Domestic and foreign components of income before provision for income taxes for each of the years ended December 31, 2025 and 2024 and for the period from November 9, 2023 (inception) to December 31, 2023, were as follows:

	2025	2024	2023

Domestic	$(12,109,139)	$-	$-
Foreign	(9,800,775)	(11,637,637)	(334,678)
	(21,909,914)	(11,637,637)	(334,678)

The Company elected to prospectively adopt the guidance in ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The following table reconciles the Cayman Island. Federal statutory income tax rate of 0% to the Company’s effective income tax rate for the year ended December 31, 2025 in accordance with the guidance in ASU No. 2023-09:

	For the year ended December 31, 2025
	Amount	Percent
Foreign tax Effects
UK
Changes in valuation allowance	$289,401	(1.32)%
Nontaxable or nondeductible items
Legal Fees	260,868	(1.19)%
Other	(550,269)	2.51%

Ghana
Changes in valuation allowance	2,795,504	(12.76)%
Other	(2,795,504)	12.76%
Effects of Cross-border tax laws	-	-%
Changes in valuation allowances	-	-%
Nontaxable or Nondeductible items	-	-%
Changes in Unrecognized Tax Benefits	-	-%
Other Adjustments	-	-%
Effective Tax Rate	$-	-%

	For the year ended December 31, 2024
	Amount	Percent
Provision for income taxes at statutory rate	$-	0.0%
Miscellaneous permanent items	154,871	(1.3)%
Transaction expenses	420,598	(3.6)%
Change in valuation allowance	3,204,495	(27.5)%
Foreign rate differential	(3,779,963)	32.5%
Income tax (expenses) benefit	$-	0.0%

	For the period from November 9, 2023 (inception) to December 31, 2023
	Amount	Percent
Provision for income taxes at statutory rate	$-	0.0%
Transaction expenses	27,718	(5.0)%
Change in valuation allowance	81,052	(27.5)%
Foreign rate differential	(108,770)	32.5%
Income tax (expenses) benefit	$-	0.0%

The Tax effects of the temporary differences and carryforwards that give rise to the deferred tax assets and liabilities consist of the following components:

	2025	2024
Deferred tax assets:
Depreciation	$33,072	$14,619
ARO Accretion	1,031,450	362,950
Net operating losses – non-current	5,224,878	2,826,926
Total deferred tax assets	6,289,400	3,204,495

Valuation allowance	(6,289,400)	(3,204,495)
Net deferred tax liabilities	$-	$-

Income taxes paid (net of refunds received) consisted of the following (in thousands):

Tax Payments (net of refunds received)	2025	2024	2023
Federal	$-	$-	$-
Foreign	-	-	-
State	-	-	-
Total	$-	$-	$-

At December 31, 2025 and 2024, the Company had no available Domestic (NOL) carry forwards. For Foreign purposes, such NOL carry forwards were $15.6 million and $8.5 million respectively. The net operating losses begin expiring in 2031.

The valuation allowance relates to deferred tax assets for certain items that will be deductible for income tax purposes under very limited circumstances and for which the Company believes it is not more likely than not that it will realize the associated tax benefit. However, in the event that the Company determines that it would be able to realize more or less than the recorded amount of net deferred tax assets, an adjustment to the deferred tax asset valuation allowance would be recorded in the period such a determination is made. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax planning strategies in making this assessment. Based upon the levels of historical taxable income, projections of future taxable income and the reversal of deferred tax liabilities over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not that the Company will not realize the benefits of its net deferred tax assets. Accordingly, the Company has $6.3 million of valuation allowance on its Deferred Tax Assets as of December 31, 2025. For the year ended December 31, 2025 and 2024, the change in the valuation allowance was $3,084,905 and $3,204,495, respectively.

The Company recognizes interest and penalties relating to uncertain tax positions in income tax expense. No amounts were recorded in 2025 and 2024 and 2023.

The Company files income tax returns as prescribed by tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and local jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. The Company has no open income tax audits with any taxing authority as of December 31, 2025. The Company is still subject to income tax examinations by Domestic and Foreign tax authorities for the years 2024 and 2025.